united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 07/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited)
July 31, 2016

		Option		Futures
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Fair Value
	PUT OPTIONS PURCHASED* - 1.7%
146	S&P 500 Index Future	8/19/2016	$ 2,055	9/16/2016	$ 91,250
154	S&P 500 Index Future	8/19/2016	2,095	9/16/2016	186,725
170	S&P 500 Index Future	8/19/2016	2,145	9/16/2016	518,500
167	S&P 500 Index Future	9/16/2016	2,055	9/16/2016	425,850
168	S&P 500 Index Future	9/16/2016	2,075	9/16/2016	520,800
173	S&P 500 Index Future	10/21/2016	2,005	12/16/2016	752,550
124	S&P 500 Index Future	10/21/2016	2,050	12/16/2016	719,200
166	S&P 500 Index Future	10/21/2016	2,095	12/16/2016	1,307,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,362,486)				4,522,125

	CALL OPTIONS PURCHASED* - 2.5%
84	S&P 500 Index Future	8/19/2016	2,105	9/16/2016	1,449,000
162	S&P 500 Index Future	8/19/2016	2,180	9/16/2016	530,550
167	S&P 500 Index Future	8/19/2016	2,145	9/16/2016	1,477,950
174	S&P 500 Index Future	8/19/2016	2,200	9/16/2016	243,600
164	S&P 500 Index Future	9/16/2016	2,135	9/16/2016	2,316,500
174	S&P 500 Index Future	9/16/2016	2,200	9/16/2016	717,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,572,585)				6,735,350

Shares
	SHORT-TERM INVESTMENTS - 63.2%
167,293,344	Dreyfus Cash Management, Institutional Shares, 0.24% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $167,293,344)				167,293,344

	TOTAL INVESTMENTS - 67.4% (Cost - $176,228,415) (a)				$ 178,550,819
	OTHER ASSETS LESS LIABILITIES - 32.6%				86,219,799
	NET ASSETS - 100.0%				$ 264,770,618

		Option		Futures
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Fair Value
	PUT OPTIONS WRITTEN* - (2.2) %
167	S&P 500 Index Future	8/19/2016	$ 1,540	9/16/2016	$ 2,088
313	S&P 500 Index Future	8/19/2016	1,560	9/16/2016	3,913
318	S&P 500 Index Future	8/19/2016	1,580	9/16/2016	3,975
184	S&P 500 Index Future	8/19/2016	1,590	9/16/2016	2,300
188	S&P 500 Index Future	8/19/2016	1,610	9/16/2016	2,350
152	S&P 500 Index Future	8/19/2016	1,620	9/16/2016	1,900
247	S&P 500 Index Future	8/19/2016	1,660	9/16/2016	6,175
148	S&P 500 Index Future	8/19/2016	1,680	9/16/2016	5,550
126	S&P 500 Index Future	8/19/2016	1,700	9/16/2016	4,725
84	S&P 500 Index Future	8/19/2016	1,720	9/16/2016	4,200
210	S&P 500 Index Future	8/19/2016	1,750	9/16/2016	10,500
345	S&P 500 Index Future	8/19/2016	1,900	9/16/2016	38,813
157	S&P 500 Index Future	8/19/2016	1,910	9/16/2016	19,625
535	S&P 500 Index Future	8/19/2016	1,920	9/16/2016	73,563
298	S&P 500 Index Future	8/19/2016	1,930	9/16/2016	44,700
342	S&P 500 Index Future	8/19/2016	1,940	9/16/2016	55,575
280	S&P 500 Index Future	8/19/2016	1,960	9/16/2016	52,500
339	S&P 500 Index Future	8/19/2016	1,970	9/16/2016	72,038
432	S&P 500 Index Future	8/19/2016	1,980	9/16/2016	102,600
162	S&P 500 Index Future	8/19/2016	1,990	9/16/2016	42,525
399	S&P 500 Index Future	8/19/2016	2,000	9/16/2016	119,700
315	S&P 500 Index Future	8/19/2016	2,010	9/16/2016	106,312
300	S&P 500 Index Future	8/19/2016	2,020	9/16/2016	112,500
186	S&P 500 Index Future	8/19/2016	2,030	9/16/2016	81,375

LJM Preservation & Growth Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2016

		Option		Futures
Contracts +		Expiration Date	Exercise Price	Maturity Date ^	Fair Value
	PUT OPTIONS WRITTEN* - (2.2) % (Continued)
259	S&P 500 Index Future	8/19/2016	$ 2,040	9/16/2016	$ 129,500
183	S&P 500 Index Future	8/19/2016	2,050	9/16/2016	105,225
170	S&P 500 Index Future	8/19/2016	2,060	9/16/2016	114,750
83	S&P 500 Index Future	8/19/2016	2,070	9/16/2016	66,400
87	S&P 500 Index Future	8/19/2016	2,080	9/16/2016	81,562
272	S&P 500 Index Future	9/16/2016	1,640	9/16/2016	37,400
219	S&P 500 Index Future	9/16/2016	1,660	9/16/2016	32,850
302	S&P 500 Index Future	9/16/2016	1,680	9/16/2016	49,075
129	S&P 500 Index Future	9/16/2016	1,700	9/16/2016	24,188
255	S&P 500 Index Future	9/16/2016	1,720	9/16/2016	54,188
106	S&P 500 Index Future	9/16/2016	1,760	9/16/2016	27,825
112	S&P 500 Index Future	9/16/2016	1,770	9/16/2016	32,200
461	S&P 500 Index Future	9/16/2016	1,780	9/16/2016	138,300
405	S&P 500 Index Future	9/16/2016	1,800	9/16/2016	136,687
84	S&P 500 Index Future	9/16/2016	1,810	9/16/2016	29,400
477	S&P 500 Index Future	9/16/2016	1,820	9/16/2016	178,875
524	S&P 500 Index Future	9/16/2016	1,840	9/16/2016	222,700
151	S&P 500 Index Future	9/16/2016	1,850	9/16/2016	67,950
390	S&P 500 Index Future	9/16/2016	1,860	9/16/2016	190,125
401	S&P 500 Index Future	9/16/2016	1,880	9/16/2016	235,587
580	S&P 500 Index Future	9/16/2016	1,900	9/16/2016	398,750
129	S&P 500 Index Future	9/16/2016	1,910	9/16/2016	95,137
334	S&P 500 Index Future	9/16/2016	1,920	9/16/2016	263,025
236	S&P 500 Index Future	9/16/2016	1,930	9/16/2016	200,600
339	S&P 500 Index Future	10/21/2016	1,800	12/16/2016	419,512
166	S&P 500 Index Future	10/21/2016	1,820	12/16/2016	224,100
124	S&P 500 Index Future	10/21/2016	1,850	12/16/2016	204,600
463	S&P 500 Index Future	10/21/2016	1,900	12/16/2016	1,041,750
	TOTAL PUT OPTIONS WRITTEN (Premiums - $16,801,511) (a)				$ 5,771,763

	CALL OPTIONS WRITTEN* - (2.8) %
167	S&P 500 Index Future	8/19/2016	$ 2,145	9/16/2016	$ 1,477,950
84	S&P 500 Index Future	8/19/2016	2,170	9/16/2016	388,500
597	S&P 500 Index Future	8/19/2016	2,210	9/16/2016	514,913
1,096	S&P 500 Index Future	8/19/2016	2,220	9/16/2016	575,400
1,060	S&P 500 Index Future	8/19/2016	2,230	9/16/2016	344,500
164	S&P 500 Index Future	9/16/2016	2,170	9/16/2016	1,324,300
441	S&P 500 Index Future	9/16/2016	2,240	9/16/2016	534,712
664	S&P 500 Index Future	9/16/2016	2,250	9/16/2016	589,300
1,060	S&P 500 Index Future	9/16/2016	2,260	9/16/2016	702,250
1,041	S&P 500 Index Future	9/16/2016	2,270	9/16/2016	533,513
419	S&P 500 Index Future	9/16/2016	2,280	9/16/2016	167,600
166	S&P 500 Index Future	10/21/2016	2,290	12/16/2016	168,075
124	S&P 500 Index Future	10/21/2016	2,320	12/16/2016	69,750
166	S&P 500 Index Future	10/21/2016	2,330	12/16/2016	78,850
	TOTAL CALL OPTIONS WRITTEN (Premiums - $7,255,091) (a)				$ 7,469,613

+ Each contract is equivalent to one futures contract.
^ Maturity Date listed is that of the underlying future.
* Non-income producing security.
** Rate shown represents the rate at July 31, 2016, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including options written, is $165,309,443 and equals market value. Federal tax net unrealized appreciation (depreciation) as follows:
			Unrealized appreciation:		$ -
			Unrealized depreciation:		-
		Net unrealized appreciation:			$ -

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited)
July 31, 2016

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Futures options shall be valued at the final settled price for the futures options or, if no settled price is available, at the last sale price as of the close of business prior to the Valuation Time. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2016

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2016, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Put Options Purchased	$ 4,522,125	$ -	$ -	$ 4,522,125
Call Options Purchased	6,735,350	-	-	6,735,350
Short-Term Investments	167,293,344	-	-	167,293,344
Total Assets	$ 178,550,819	$ -	$ -	$ 178,550,819

Liabilities
Put Options Written	$ 5,771,763	$ -	$ -	$ 5,771,763
Call Options Written	7,469,613	-	-	7,469,613
Total Liabilities	$ 13,241,376	$ -	$ -	$ 13,241,376

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

LJM Preservation & Growth Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2016

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Fund as of July 31, 2016, categorized by risk exposure:

	Risk Exposure Category	Unrealized
	Equity	$13,137,630

A summary of option contracts written for the nine months ended July 31, 2016, were as follows:

	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding, beginning of period	5,882	$ 5,534,640	1,485	$ 1,243,350
Options written	82,844	95,449,096	63,890	61,568,035
Options closed	(31,215)	(37,569,819)	(44,618)	(43,676,158)
Options expired	(43,843)	(46,612,406)	(13,508)	(11,880,136)
Options outstanding, end of period	13,668	$ 16,801,511	7,249	$ 7,255,091

The value of the derivative instruments outstanding as of July 31, 2016, as disclosed in the Portfolio of Investments and the amounts in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date: 09/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Andrew Rogers

Andrew Rogers, Principal Executive Officer

Date: 09/28/2016

By

/s/ James Colantino

James Colantino, Principal Financial Officer

Date 09/28/2016